Total
Inflation Managed Portfolio
Inflation Managed Portfolio
Investment Goal
This Fund seeks to maximize total return consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Inflation Managed Portfolio		Class I	Class P
Management Fee	[1]	0.40%	0.40%
Service Fee	[1]	0.20%	none
Other Expenses	[1]	0.15%	0.14%
Interest Expense	[1]	0.09%	0.09%
All Other Expenses	[1]	0.06%	0.05%
Total Annual Fund Operating Expenses	[1]	0.75%	0.54%
[1]	Expense information has been restated to reflect current fees.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Inflation Managed Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	77	240	417	930
Class P	55	173	302	677

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2023, the portfolio turnover rate was 172% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies
This Fund invests its assets in debt securities. Normally, the Fund focuses on investment in or exposure to inflation-indexed debt securities. It is expected that the amount invested in or exposed to inflation-indexed debt securities (either through cash market purchases, forward commitments or other derivative instruments) normally will be equivalent to at least 80% of the Fund’s net assets. Inflation-indexed debt securities are debt securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation-indexed debt securities and/or interest payable on such securities tends to fall. Duration management is a fundamental part of the investment strategy for this Fund. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.
The Fund may also invest in debt securities issued by the U.S. government or its agencies and foreign governments in developed countries or their agencies; debt securities issued by U.S. and foreign companies in developed countries; mortgage-related securities; asset-backed securities; convertible securities; commercial paper and other money market instruments; and derivative instruments including forward commitments (forwards) relating to the previously mentioned securities. The Fund may invest up to 30% of its assets in securities of developed market foreign issuers that are denominated in foreign currencies; however, the Fund will maintain no foreign currency exposure from these securities and currencies by hedging back any foreign currency-denominated investments into U.S. dollars through the use of foreign currency derivatives such as foreign currency futures, options and forwards. The Fund may invest beyond the above limit in U.S. dollar-denominated securities of developed market foreign issuers.
The factors that will most influence the Fund’s performance are actual and expected inflation rates, as well as changes in real and nominal interest rates. (A real interest rate is the nominal interest rate less expected inflation.) A decline in real and nominal interest rates may benefit Fund performance, as could an increase in the actual rate of inflation. Conversely, rising real and nominal interest rates, and a decline in actual inflation or expected inflation, may have a negative impact on Fund performance. Total return is made up of coupon income plus any gains or losses in the value of the Fund’s securities.
When selecting securities, the sub-adviser:
•
Decides what duration to maintain. Generally, the sub-adviser expects the Fund’s weighted average duration to be within approximately 3 years (plus or minus) of the duration of the Bloomberg US TIPS Index, which was 6.67 years as of December 31, 2023.

•
Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of instruments.

•
Chooses companies to invest in by carrying out a credit analysis of potential investments.

The sub-adviser frequently uses futures contracts, forwards, swaps and options contracts (i.e., derivatives). Futures contracts are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the debt market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income. The Fund may use foreign currency derivatives such as foreign currency futures, options and forwards to hedge against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers.
The Fund is also expected to be invested substantially in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation-linked market. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as sale-buybacks or dollar rolls).
In addition to the strategies described above, the Fund typically uses derivatives as part of a strategy designed to reduce exposure to other risks, and to satisfy issuer diversification requirements.
The sub-adviser may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Principal Risks
Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based securities market index that represents the overall domestic debt market (the “Regulatory Benchmark”) which the Fund has added to comply with new regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a treasury inflation protected securities domestic debt market index that the Investment Adviser considers to be representative of the treasury inflation protected securities domestic debt markets and the Fund’s principal investment strategies. The Investment Adviser considers the treasury inflation protected securities domestic debt market index to continue to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 5.56%; Q2 2022: (6.46%)
Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Returns - Inflation Managed Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	Class I (incepted January 4, 1988)	3.67%	3.17%	2.22%	Jan. 04, 1988
Class P	Class P (incepted May 2, 2011)	3.88%	3.38%	2.43%	May 02, 2011
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (Regulatory Benchmark)	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (Regulatory Benchmark)	5.53%	1.10%	1.81%
Bloomberg US TIPS Index (reflects no deductions for fees, expenses or taxes)	Bloomberg US TIPS Index (reflects no deductions for fees, expenses or taxes)	3.90%	3.15%	2.42%